SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	Year ended December 31,
	2022	2021	2020

North America (*)	$819,245	$731,251	$559,431
Europe	350,200	334,677	251,597
Latin America	56,712	55,244	51,053
Asia and others	161,509	148,485	122,286

	$1,387,666	$1,269,657	$984,367

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2022	2021

Europe and Asia (*)	266,648	98,487
North America	42,698	53,045

	$309,346	$151,532